SENIOR NOTES AND LOANS	0 Months Ended
Dec. 31, 2012
Senior Notes and Loans [Abstract]
Senior Notes and Loans
NOTE 10—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2012	December 31,
		2012	2011

	%	U.S. $ in millions
Senior notes (1)	0.8 to 6.15	$12,152	$9,317
Loans, mainly from banks (2)(3)	1 to 2.5	1,976	2,062
Debentures (3)	7.2	15	15

		14,143	11,394
Less—current portion (included under “short-term debt”)		(2,431)	(1,158)

		$11,712	$10,236

1) During 2012, the Company issued the following senior notes (all guaranteed by Teva):
	Annual
	interest	Principal
Issuer	rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V. *	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V. **	1.5	$493	October 2018

Teva Pharmaceutical Finance IV, LLC	2.25	$700	March 2020

Teva Pharmaceutical Finance Company B.V.***	2.95	$1,300	December 2022

* Principal amount issued Euro 1 billion.
** Principal amount issued CHF 450 million.
*** In December 2012, the Company entered into interest rate swap agreements with respect to these notes (see note 15).

In March 2011, a finance subsidiary of the Company issued an aggregate of $750 million principal amount of senior notes. All such notes are guaranteed by Teva.

In November 2011, finance subsidiaries of the Company issued an aggregate of $5.0 billion principal amount of senior notes. All such notes are guaranteed by Teva.

In June 2012, Teva redeemed $1.0 billion principal amount of its 1.5% senior notes due 2012.

In January 2013, Teva redeemed $1.0 billion principal amount of its 1.7% senior notes due 2014.

2)        The balance as of December 31, 2012 and 2011 is mainly composed of:

(i)       Loans from the European Investment Bank (EIB) denominated in Euro (mainly) and USD in the amount of $410 million and $405 million, respectively. The loans are due in 2015 and bear interest determined on the basis of Euro LIBOR (mainly) and USD LIBOR.

(ii)A ¥100.5 billion senior unsecured fixed rate term loan credit agreement for 5 and 7 years with interest rates of 0.99% and 1.42%, respectively. In April 2012, Teva drew down the entire amount available under the facility ($1.2 billion) and repaid the borrowings used to finance the acquisition of Taiyo (approximately $1 billion).

(iii.) Japan debt of $376 million mainly related to the Taiyo acquisition comprised of bank loans, capital leases and other loans.

3)       Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2012, the Company met all financial covenants.

b.       The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreementsksjdsdm.

c. The required annual principal payments of long-term debt, starting with the year 2014, are as follows:
December 31,
2012

(U.S. $ in millions)
2014	$840
2015	1,539
2016	1,486
2017	792
2018 and thereafter	7,028
$11,685

As of December 31, 2012, the fair value of the interest rate swap transactions, which were terminated, included under senior notes and loans were $27 million.

The above does not include the convertible senior debentures described in note 11.